Business and credit concentrations (Details) (Supplier [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Shanghai Qiangzhi Biological Technology Co., Ltd. [Member] USD ($)	Mar. 31, 2013 Shanghai Qiangzhi Biological Technology Co., Ltd. [Member] CNY	Mar. 31, 2012 Shanghai Qiangzhi Biological Technology Co., Ltd. [Member] CNY	Mar. 31, 2011 Shanghai Qiangzhi Biological Technology Co., Ltd. [Member] CNY	Mar. 31, 2013 Hangzhou Baitong Biological Technology Co., Ltd. [Member] USD ($)	Mar. 31, 2013 Hangzhou Baitong Biological Technology Co., Ltd. [Member] CNY	Mar. 31, 2012 Hangzhou Baitong Biological Technology Co., Ltd. [Member] CNY	Mar. 31, 2011 Hangzhou Baitong Biological Technology Co., Ltd. [Member] CNY	Mar. 31, 2013 Beijing Zhu You Ying Kang Technology Development Co., Ltd. [Member] USD ($)	Mar. 31, 2013 Beijing Zhu You Ying Kang Technology Development Co., Ltd. [Member] CNY	Mar. 31, 2012 Beijing Zhu You Ying Kang Technology Development Co., Ltd. [Member] CNY	Mar. 31, 2011 Beijing Zhu You Ying Kang Technology Development Co., Ltd. [Member] CNY	Mar. 31, 2013 Fenwal Dahua Pharmaceutical Technology (Shanghai) Co., Ltd. [Member] USD ($)	Mar. 31, 2013 Fenwal Dahua Pharmaceutical Technology (Shanghai) Co., Ltd. [Member] CNY	Mar. 31, 2012 Fenwal Dahua Pharmaceutical Technology (Shanghai) Co., Ltd. [Member] CNY	Mar. 31, 2011 Fenwal Dahua Pharmaceutical Technology (Shanghai) Co., Ltd. [Member] CNY	Mar. 31, 2013 Beijing Probe Biological Technology Co., Ltd. [Member] USD ($)	Mar. 31, 2013 Beijing Probe Biological Technology Co., Ltd. [Member] CNY	Mar. 31, 2012 Beijing Probe Biological Technology Co., Ltd. [Member] CNY	Mar. 31, 2011 Beijing Probe Biological Technology Co., Ltd. [Member] CNY
Concentration Risk [Line Items]
Percentage of purchases	22.00%	22.00%	11.00%		15.00%	15.00%	16.00%	18.00%			25.00%	22.00%				16.00%			10.00%	10.00%
Purchases from suppliers	$ 1,796	11,152	3,169		$ 1,253	7,783	5,490	6,224			8,340	7,562				5,617			3,389	3,463